Discontinued Operations (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disposal Groups, Including Discontinued Operation Cash Flows [Line Items]
Capital Expenditures	$ 1,271	$ 872	$ 766
Depreciation and Amortization	1,709	1,751	1,910
Operating and Investing non-cash elements	$ (740)	$ (676)	$ (975)